Employee benefits - Employee benefit expenses (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of defined benefit plans [line items]
Current service cost	$ 14,475,000	$ 12,376,000
Past service cost	0	8,239,000
Net interest on net defined benefit obligations or assets	629,000	1,965,000
Administration expenses	1,247,000	1,848,000
Defined benefit plan expenses	16,351,000	24,428,000
Net finance costs	1,876,000	3,813,000
Costs of services, selling and administrative
Disclosure of defined benefit plans [line items]
Defined benefit plan expenses	$ 14,475,000	$ 20,615,000